Note 8 Financial instruments level 3 Changes in the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [member]
Financial instruments level 3 Changes in the year [Line Items]
Financial instruments level 3 total		€ 5,301	€ 2,984	€ 3,316
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, assets	[1]	289	338	611
Changes in fair value not recognized in profit and loss		(62)	(47)	(89)
Acquisitions disposals and liquidations	[2]	(864)	2,531	(725)
Net transfers to level 3		(750)	(436)	549
Exchange differences and others		(64)	(69)	(160)
Discontinued operations	[3]	0	0	(518)
Financial instruments level 3 total		3,850	5,301	2,984
Liabilities [member]
Financial instruments level 3 Changes in the year [Line Items]
Financial instruments level 3 total		2,054	1,902	2,103
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities	[1]	(131)	143	296
Changes in fair value not recognized in profit and loss		14	(10)	(4)
Acquisitions disposals and liquidations	[2]	782	156	(652)
Net transfers to level 3		74	(80)	199
Exchange differences and others		(50)	(56)	(35)
Discontinued operations	[3]	0	0	(5)
Financial instruments level 3 total		€ 2,743	€ 2,054	€ 1,902

[1]	(1) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2022, 2021 and 2020. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.
[2]	(2) Of which, in 2021, the assets roll forward is comprised of €2,742 million of acquisitions and €211 million of disposals. The liabilities roll forward is comprised of €213 million of acquisitions and €57 million of sales.
[3]	(3)The balance of 2020 corresponds mainly to the companies in the United States included in the USA Sale (see Notes 3 and 21).